DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DEBT
Debt

NOTE 4 – DEBT

Promissory Notes Payable - Related Party

During the nine months ended September 30, 2024, the Company borrowed $270,000 in a series of cash payments from the Company’s former CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $1,220,550 at September 30, 2024. The Company reclassified the note payable to shareholders from a long-term liability to a current liability. This reclassification does not impact the total liabilities or equity reported but aligns the classification with the note's terms and the Company's obligations.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456, which is reflected as a note payable to a related party in accompanying balance sheet. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $8,727 and $6,346 at September 30, 2024 and December 31, 2023, respectively.

Convertible Notes Payable

From January 19, 2024, to August 19, 2024, the Company issued seven notes payable. Six of the Notes, upon an event of default, contain a conversion feature meeting the definition of a derivative liability.  For one of the Notes, the holder may convert after 180 days of the Note issuance date; the conversion right starts on October 1, 2024.  Pursuant to the Company’s contract ordering policy, the conversion features derivative liabilities were initially valued at $123,280 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $123,280.

The Notes have maturity dates ranging from November 2024 to May 2025 and carry interest rates ranging from 8% to 13%.

For one of the Notes which is convertible after 180 days from issuance or upon an event of default, the conversion rate shall be 65% of the Market Price with the Market Price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days. For six of the Notes, which are convertible only after an Event of Default, the conversion rate shall be 70% of the market price with the market price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days.

During the nine months ended September 30, 2024, the Company made payments on convertible notes payable and a note payable, resulting in a settlement of derivative liabilities totaling $173,273. Additionally, the Company issued 3,626,643 common shares for the conversion of notes payable with principal and accrued interest totaling $79,577, resulting in a settlement of derivative liabilities totaling $14,622.  The total $187,895 is included as a debt extinguishment gain in the statement of operations. The loss on extinguishment related to conversion of the $79,577 debt with a fair value of common shares issued of $164,893 was $85,316.  The above $187,895 gain and $85,316 loss resulted in a net gain on extinguishment of $102,579 as reflected in the statement of operations for the nine months ended September 30, 2024.

During the nine months ended September 30, 2024, the Company amortized $292,470 of debt discount resulting in an unamortized debt discount of $108,262 and carrying value of $249,008 as of September 30, 2024. Accrued interest as of September 30, 2024 was $52,884.

Convertible notes value as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Convertible notes	$357,270	$204,488
Unamortized discounts	(108,262)	(153,402)
Convertible notes, net	$249,008	$51,086

Scheduled maturities of debt remaining as of September 30, 2024 for each respective fiscal year end are as follows:

2024	$110,206
2025	1,531,070
Total	$1,641,276

NOTE 4 – DEBT

Promissory Notes Payable - Related Party

During the years ended December 31, 2023 and 2022, the Company borrowed $215,500 and $540,000, respectively in a series of cash payments from the Company’s CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $950,550 at December 31, 2023.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $6,346 and $3,173 at December 31, 2023 and December 31, 2022, respectively.

Convertible Notes Payable

During the year ended December 31, 2023, the Company entered into a series of convertible promissory note agreements in the amount of $204,488. The notes have a 1-year term, bear interest of 8-9%, and have a conversion price equal to 65% of the lowest trading price for the common stock during the ten-day period prior to the conversion date. The Company recorded $9,476 to the original debt discount.

During the year ended December 31, 2023, the Company amortized $3,653 of debt discount resulting in an unamortized debt discount of $20,323 and carrying value of $178,653 as of December 31, 2023. Accrued interest as of December 31, 2023 was $2,714.

From June 27, 2023 to December 19, 2023, the Company issued three convertible notes payable which contain a conversion feature meeting the definition of a derivative liability.  Pursuant to the Company’s contract ordering policy, the conversion features were valued at $445,616 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $249,000.

On December 20, 2023, the Company repaid a convertible note payable prior to maturity, resulting in a settlement of derivative liabilities totaling $59,831.

 Scheduled maturities of debt remaining as of December 31, 2023 for each respective fiscal year end are as follows:

2024	$114,542
2025	950,550
Total	$1,065,092